Material Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2026
Significant Accounting Policies [Abstract]
Compliance with International Financial Reporting Standards
Compliance with International Financial Reporting Standards
Takeda’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term IFRS also includes International Accounting Standards (“IASs”) and the related interpretations of the interpretation’s committees (Standard Interpretations Committee (“SIC”) and International Financial Reporting Interpretations Committee (“IFRIC”)).

Basis of Measurement
Basis of Measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain assets and liabilities recorded at fair value including equity investments, derivative financial instruments, financial assets and liabilities associated with contingent consideration arrangements, and the application of hyperinflationary accounting at subsidiaries.

Functional and Presentation Currency
Functional and Presentation Currency
The consolidated financial statements are presented in Japanese Yen (“JPY”), which is the functional currency of the Company. All financial information presented in JPY has been rounded to the nearest million JPY, except when otherwise indicated. In tables with rounded figures, sums may not add up due to rounding.

New Accounting Standards and Interpretations Adopted and Issued ans Not Yet Adopted
New Accounting Standards and Interpretations Adopted
During the year ended March 31, 2026, there were no new accounting standards applied by Takeda that had a significant impact on Takeda’s consolidated financial statements.
New Accounting Standards and Interpretations Issued and Not Yet Adopted
On April 9, 2024, the IASB has issued IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”), which replaces IAS 1 Presentation of Financial Statements.
IFRS 18 introduces certain new requirements to improve the reporting of companies’ financial performance and comparability in the statement of profit or loss between entities. The accounting standard introduces three new defined categories for income and expenses-operating, investing and financing, and requires all companies to provide certain new defined subtotals. IFRS 18 also requires companies to disclose explanations of company-specific measures that are related to the income statement, referred to as management-defined performance measures. Furthermore, the accounting standard sets out enhanced guidance on how to organize information and whether to provide it in primary financial statements or in the notes and requires companies to provide more transparency about operating expenses. IFRS 18 will not impact the recognition or measurement of items in the financial statements. However, it may affect the presentation of certain income and expense items in the consolidated statement of profit or loss as a result of changes in their classification. In particular, the definition of operating profit may change due to the revised principles for classifying income and expenses between operating, investing and financing categories. Such changes may result in the reclassification of certain foreign exchange differences and other income or expenses currently presented within finance income or expenses being reclassified to operating profit. The accounting standard is effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted.
Takeda is currently in the process of assessing the impact from meeting the new disclosure requirements and will adopt the standard from the fiscal year beginning April 1, 2027.

Use of Judgments, Estimates, and Assumptions
Use of Judgments, Estimates, and Assumptions
The preparation of consolidated financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of accounting policies and the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments and estimates that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements, and information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements, are as follows:
•Recognition and measurement of taxes based on uncertain tax positions (Note 7)
•Recoverability of deferred tax assets (Note 7)
•Impairment of goodwill and intangible assets (Note 11 and Note 12)
•Measurement of provisions (Note 22)
•Estimation of rebates and return reserves associated with Takeda’s product sales (Note 3 and Note 22)
•Probability of an outflow of resources embodying economic benefits on contingent liabilities (Note 31)

Changes in Presentation
Changes in Presentation
(Consolidated Statements of Financial Position)
"Income taxes payable", which had been presented separately under "Non-current liabilities" in the fiscal year ended March 31, 2025, has been included in "Other non-current liabilities" from the fiscal year ended March 31, 2026 due to its immateriality. To reflect this change in presentation, the Consolidated Statements of Financial Position as of March 31, 2025 have been reclassified on a consistent basis.
As a result, the amounts previously reported as "Income taxes payable" within non-current liabilities of JPY 317 million and "Other non-current liabilities" of JPY 82,542 million in the Consolidated Statements of Financial Position as of March 31, 2025 have been reclassified and presented as "Other non-current liabilities" totaling JPY 82,859 million.
(Consolidated Statements of Cash Flows)
Cash flows arising from the settlement of forward exchange contracts, which had been included in “Other (net)” within cash flows from operating activities in the fiscal year ended March 31, 2024 and March 31, 2025 have been presented separately as “Settlement of forward exchange contracts, net” from the fiscal year ended March 31, 2026 due to its increased materiality. To reflect this change in presentation, the Consolidated Statements of Cash Flows in the fiscal year ended March 31, 2024 and March 31, 2025 have been reclassified on a consistent basis.
As a result, in the Consolidated Statements of Cash Flows for the fiscal year ended March 31, 2024, an amount of JPY (7,556) million previously presented within “Other (net)” under “Cash flows from operating activities” has been reclassified and presented as JPY (46,572) million in “Settlement of forward exchange contracts, net” and JPY 39,016 million in “Other (net).” In the Consolidated Statements of Cash Flows for the fiscal year ended March 31, 2025, an amount of JPY (10,107) million previously presented within “Other (net)” under “Cash flows from operating activities” has been reclassified and presented as JPY 5,945 million in “Settlement of forward exchange contracts, net” and JPY (16,052) million in “Other (net).”

This change represents a reclassification within cash flows from operating activities and has no impact on the total amount of net cash flows from operating activities.

Basis of Consolidation
Basis of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries that are directly or indirectly controlled by the Company. Intercompany balances and transactions have been eliminated in consolidation.
Takeda controls an entity when it is exposed or has rights to variable returns from involvement with the entity and has the ability to affect those returns using its power, which is the current ability to direct the relevant activities, over the entity. To determine whether Takeda controls an entity, status of voting rights or similar rights, contractual agreements and other specific factors are considered.
The financial statements of the subsidiaries are included in the consolidated financial statements from the date when control is obtained until the date when control is lost. The financial statements of subsidiaries have been adjusted in order to ensure consistency with the accounting policies adopted by the Company as necessary.
Changes in ownership interest in subsidiaries that do not result in loss of control are accounted for as equity transactions. Any difference between the adjustment to non-controlling interests and the fair value of consideration transferred or received, is recognized directly in equity attributable to owners of the Company. When control over a subsidiary is lost, the investment retained after the loss of control is re-measured at fair value as of the date when control is lost, and any gain or loss on such re-measurement and disposal of the interest sold is recognized in profit or loss.

Business Combinations
Business Combinations
Business combinations are accounted for using the acquisition method. The identifiable assets acquired and the liabilities assumed are measured at the fair values at the acquisition date. Goodwill is measured as the excess of the sum of the fair value of consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree less the fair value of identifiable assets acquired, net of liabilities assumed at the acquisition date. As part of business combinations, when the acquired entity consists of foreign operations with multiple functional currencies, Takeda allocates goodwill recognized upon the acquisition to the foreign operations based on the estimated cash flows of the acquired foreign operations.
The consideration transferred for the acquisition of a subsidiary is measured as the fair value of the assets transferred, the liabilities incurred to former owners of the acquiree, and the equity interests issued by Takeda at the acquisition date. Non-controlling interests is initially measured either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets on a transaction-by-transaction basis. The consideration for certain acquisitions includes amounts contingent upon future events, such as the achievement of development milestones and sales targets.
Any contingent consideration included in the consideration payable for a business combination is recorded at fair value at the date of acquisition. These fair values are generally based on risk-adjusted future cash flows discounted using appropriate discount rates. The fair values are reviewed at the end of each reporting period. The changes in the fair value based on the time value of money are recognized in finance expenses and the other changes are recognized in other operating income or other operating expenses in the consolidated statements of profit or loss.
Acquisition related costs are recognized as expenses in the period they are incurred. Changes in Takeda’s ownership interests in subsidiaries arising from transactions between Takeda and non-controlling interests that do not result in Takeda losing control over a subsidiary are treated as equity transactions and therefore, do not result in adjustments to goodwill.

Foreign Currency Translations
Foreign Currency Translations
Foreign Currency Transactions
Foreign currency transactions are remeasured into the functional currency of each entity within Takeda using the exchange rates at the dates of the transactions or rates that approximate the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency using the spot rates of exchange at the end of each reporting period. Non-monetary assets and liabilities that are measured at fair value in foreign currencies are remeasured using historical exchange rates at the date when the fair value was determined. Non-monetary assets and liabilities measured based on historical cost that are denominated in foreign currencies are remeasured at the exchange rate at the date of the initial transaction. Exchange differences arising from the remeasurement or settlement are recognized in profit or loss except when related to financial assets measured at fair value through other comprehensive income, as well as financial instruments designated as hedges of net investments in foreign operations and cash flow hedges subsequently recognized as other comprehensive income. The gain or loss arising from remeasurement of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item. Translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss, are also recognized in other comprehensive income or profit or loss, respectively.
Foreign Operations
The assets and liabilities of foreign operations are translated using the spot exchange rates at the end of the reporting period, while income and expenses of foreign operations presented in profit or loss and other comprehensive income are translated using the exchange rates at the dates of the transactions or rates that approximate the exchange rates at the dates of the transactions. When a foreign operation’s functional currency is the currency of a hyperinflationary economy, adjustments are made to its separate financial statements to reflect current price levels, and income and expenses of the foreign operation are translated into the presentation currency at the exchange rate at the end of the reporting period. The impact of the restatement of the non-monetary assets and liabilities with the general price index at the beginning of the period is recorded in other comprehensive income. The subsequent gains and losses resulting from the restatement of non-monetary assets and liabilities are recorded in finance income or finance expenses in the consolidated statements of profit or loss. Exchange differences arising from translation are recognized as other comprehensive income.
In cases in which foreign operations are disposed of, the cumulative amount of exchange differences related to the foreign operations is recognized as part of the gain or loss on disposal.

Revenue
Revenue

Takeda’s revenue is primarily related to the sale of pharmaceutical products and is generally recognized when control of the products is passed to the customer in an amount that reflects the consideration to which Takeda expects to be entitled in exchange for those products. Control is generally transferred at the point in time of shipment to or receipt of the products by the customer, or when the services are performed. The amount of revenue to be recognized is based on the consideration Takeda expects to receive in exchange for its goods or services. If a contract contains more than one contractual promise to a customer (performance obligation), the consideration is allocated based on the standalone selling price of each performance obligation. The consideration Takeda receives in exchange for its goods or services may be fixed or variable. Variable consideration is only recognized to the extent it is highly probable that a significant reversal will not occur.

Takeda’s gross sales are subject to various deductions, which are primarily composed of rebates and discounts to retail customers, government agencies, wholesalers, health insurance companies and managed healthcare organizations. These deductions represent estimates of the related obligations, requiring the use of judgment when estimating the effect of these sales deductions on gross sales for a reporting period. These adjustments are deducted from gross sales to arrive at net sales. Takeda monitors the obligation for these deductions on at least a quarterly basis and records adjustments when rebate trends, rebate programs and contract terms, legislative changes, or other significant events indicate that a change in the obligation is appropriate. Historically, adjustments to rebate accruals have not been material to net earnings. The United States (the “U.S.”) market has the most complex arrangements related to revenue deductions.

The following summarizes the nature of the most significant adjustments to revenue:
•U.S. Medicaid: The U.S. Medicaid Drug Rebate Program is administered by state governments using state and federal funds to provide assistance to certain qualifying individuals and families, who cannot finance their own medical expenses. Calculating the rebates to be paid related to this program involves interpreting relevant regulations, which are subject to challenge or change in interpretative guidance by government authorities. Provisions for Medicaid rebates are estimated based upon identifying the products subject to a rebate, historical experience, patient demand, product pricing and the mix of contracts and specific terms in the individual state agreements. The provisions for Medicaid rebates are recorded in the same period that the corresponding revenues are recognized; however, the Medicaid rebates are not fully paid until subsequent periods. There is often a time lag of several months between Takeda recording the revenue deductions and Takeda’s final accounting for Medicaid rebates. These expected product specific assumptions relate to estimating which of Takeda’s revenue transactions will ultimately be subject to the U.S. Medicaid program.
•U.S. Medicare: The U.S. Federal Medicare Program, which funds healthcare benefits to individuals age 65 or older and certain disabilities, provides prescription drug benefits under Part D section of the program. This benefit is provided and administrated through private prescription drug plans. Provisions for Medicare Part D rebates are calculated based on the terms of individual plan agreements, patient demand, product pricing and the mix of contracts. The provisions for Medicare Part D rebates are recorded in the same period that the corresponding revenues are recognized; however, the Medicare Part D rebates are not fully paid until subsequent periods. There is often a time lag of several months between Takeda recording the revenue deductions and Takeda’s final accounting for Medicare Part D rebates. These expected product specific assumptions relate to estimating which of the Takeda’s revenue transactions will ultimately be subject to the U.S. Medicare program.
•Customer rebates: Customer rebates including commercial managed care in the U.S. are offered to purchasing organizations, health insurance companies, managed healthcare organizations, and other direct and indirect customers to sustain and increase market share, and to ensure patient access to Takeda’s products. Since rebates are contractually agreed upon, the related provisions are estimated based on the terms of the individual agreements, historical experience, and patient demand. The provisions for commercial managed care rebates in the U.S. are recorded in the same period that the corresponding revenues are recognized; however, commercial managed care rebates in the U.S. are not fully paid until subsequent periods. There is often a time lag of several months between Takeda recording the revenue deductions and Takeda’s final accounting for commercial managed care rebates in the U.S. These expected product specific assumptions relate to estimating which of Takeda’s revenue transactions will ultimately be subject to the commercial managed care in the U.S.
•Wholesaler chargebacks: Takeda has arrangements with certain indirect customers whereby the customer is able to buy products from wholesalers at reduced prices. A chargeback represents the difference between the invoice price to the wholesaler and the indirect customer’s contractual discounted price. Provisions for estimating chargebacks are calculated based on the terms of each agreement, historical experience and product demand. Takeda has a legally enforceable right to set off the trade receivables and chargebacks and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously. Thus the provision for chargebacks are recorded as a deduction from trade receivables on the consolidated statements of financial position.
•Return reserves: When Takeda sells a product providing a customer with the right to return, Takeda records a provision for estimated sales returns based on its sales return policy and historical return rates. Takeda estimates the proportion of recorded revenue that will result in a return by considering relevant factors, including past product returns activity, the estimated level of inventory in the distribution channel and the shelf life of products.
Because the amounts are estimated, they may not fully reflect the final outcome, and the amounts are subject to change dependent upon, amongst other things, expected product specific assumptions used in estimating which of Takeda’s revenue transactions will ultimately be subject to the respective programs.
Takeda generally receives payments from customers within 90 days after the point in time when goods are delivered to the customers. Takeda usually performs those transactions as a principal, but Takeda also sells products on behalf of others in which case revenue is recognized at an amount of sales commission that Takeda expects to be entitled as an agent.
Takeda also generates revenue in the form of royalty payments, upfront payments, and milestone payments from the out-licensing and sale of intellectual property (“IP”). Royalty revenue earned through a license is recognized when the underlying sales have occurred. Revenue from upfront payment is generally recognized when Takeda provides a right to use IP. Revenue from milestone payments is recognized at the point in time when it is highly probable that the respective milestone event criteria are met, and a significant reversal in the amount of revenue recognized will not occur. Revenue from other services such as R&D of therapeutic candidates that are out-licensed is recognized over the service period.
Takeda generally receives payments from customers within 60 days after entering into out-licensing contracts or confirmation by customers that conditions for the milestone payments are met. Takeda licenses its own intellectual property rights to customers and performs those transactions as a principal. Takeda also provides other services as a principal or an agent.
Takeda identifies a contract modification in case of a change in the scope or price (or both) of a contract. If a contract modification is not accounted for as a separate contract, both of the revenue recognized before and after contract modification is presented in the same categories of the disaggregation of revenue information.

Government Grants
Government Grants
Government grants are recognized when there is reasonable assurance that Takeda will comply with the conditions attached to them and receive the grants. Government grants for the purchasing of property, plant and equipment are recognized as deferred income and then recognized in profit or loss and offset the related expenses on a systematic basis over the useful lives of the related assets. Government grants for expenses incurred are recognized in profit or loss and offset the related expenses over the periods in which Takeda recognizes costs for which the grants are intended to compensate.

Research and Development Expenses
Research and Development Expenses
Research costs are expensed in the period incurred. Internal development expenditures are capitalized when the criteria for recognizing an asset are met in accordance with IAS 38 Intangible Assets, usually when a regulatory filing has been made in a major market and approval is considered highly probable. Where regulatory and other uncertainties are such that the criteria are not met, the expenditures are recognized in profit or loss in the consolidated statements of profit or loss. Property, plant and equipment used for R&D is capitalized and depreciated over the estimated life of the asset.
Income Taxes
Income Taxes
Income taxes consist of current taxes and deferred taxes. Current and deferred taxes are recognized in profit or loss, except for income taxes resulting from business combinations, and income taxes recognized in either other comprehensive income or equity related to items that are recognized, in the same or different period, outside of profit or loss.
Current Taxes
Current tax assets and liabilities represent the amount of income taxes expected to be paid to or recovered from authorities in respect of taxable profit (loss) for the period and for prior periods. Taxable profit differs from reported profit because taxable profit excludes items that are either never taxable or tax deductible or items that are taxable or tax deductible in a different period. Income taxes payable and income taxes receivable, including those from prior fiscal years, are measured at the amount that is expected to be paid to or received from the taxation authorities using tax rates and tax law that have been enacted or substantively enacted by the reporting date, reflecting uncertainty related to income taxes when relevant.
The measurement of the amount of income tax reflects uncertainty over income tax treatments when it is probable that the tax authority will examine the amounts reported and that the examination could affect the amount of tax payable or recoverable. Inherent uncertainties exist in the evaluation of many uncertain tax positions due to changes in tax law resulting from legislation, regulation, as concluded through the various jurisdictions’ tax court systems. When Takeda concludes that it is not probable that a tax authority will accept an uncertain tax position, Takeda recognizes the best estimate of the expenditure required to settle a tax uncertainty. This is measured either based on the most likely amount or the expected value amount, depending on which method provides a better prediction of the resolution of the uncertainty. The amount of unrecognized tax benefits is adjusted for changes in facts and circumstances.
Deferred Taxes
Deferred taxes are calculated based on the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes at the end of the reporting period. Deferred tax assets are measured to reflect the tax consequences that would follow from the manner in which Takeda expects, at the end of the reporting period , to recover or settle the carrying amount of its assets and liabilities. Deferred tax assets are recognized for deductible temporary differences, unused tax credits and unused tax losses to the extent that it is probable that future taxable profit will be available against which the assets can be utilized. This requires Takeda to evaluate and assess the probability of future taxable profit and Takeda’s business plan, which are inherently uncertain. The change in judgment upon determining the revenue forecast used for Takeda's business plan could have a significant impact on the amount of the deferred tax assets to be recognized. Uncertainty of estimates of future taxable profit could increase due to changes in markets in which Takeda operates, changes in market conditions, effects of currency fluctuations, or other factors. Takeda’s deferred taxes also include liabilities related to uncertain tax positions. Deferred tax liabilities are generally recognized for taxable temporary differences.
Deferred tax assets and liabilities are not recognized for the following temporary differences:
•Taxable temporary differences arising on the initial recognition of goodwill
•The initial recognition of assets and liabilities in transactions that are not business combinations and affect neither accounting profit nor taxable profit (loss) at the time of the transaction
•Deductible temporary differences arising from investments in subsidiaries and associates, when it is not probable that the temporary differences will reverse in the foreseeable future and that taxable profit will be available against which the temporary differences can be utilized
•Taxable temporary differences arising from investments in subsidiaries and associates when the timing of the reversal of the temporary differences is controllable and it is not probable that they will reverse in the foreseeable future
Further, Takeda has not recognized nor disclosed deferred tax assets and liabilities of income taxes relating to the Pillar Two model’s rules published by the Organization for Economic Cooperation and Development (“OECD”), as required by IAS 12 as amended on May 23, 2023.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the periods in which the temporary differences are expected to reverse based on the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and the deferred tax assets and liabilities for those related to income taxes levied by the same taxation authority on the same taxable entity.

Earnings per Share
Earnings per Share
Basic earnings per share is calculated by dividing profit or loss for the year attributable to owners of ordinary shares of the Company, by the weighted-average number of ordinary shares outstanding during the reporting period, adjusted by the number of treasury shares. Diluted earnings per share is calculated by adjusting all the effects of dilutive potential ordinary shares.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are measured using the cost model and is stated at cost less accumulated depreciation and accumulated impairment loss. Acquisition cost includes mainly the costs directly attributable to the acquisition and the initial estimated dismantlement, removal, and restoration costs associated with the asset. Except for assets that are not subject to depreciation, such as land and construction in progress, assets are depreciated mainly using the straight-line method over the estimated useful life of the asset. Right of use (“ROU”) assets are depreciated using the straight-line method over the shorter of the lease term or the estimated useful life unless it is reasonably certain that Takeda will obtain ownership by the end of the lease term. The depreciation of these assets begins when they are available for use.
The estimated useful life of major asset items is as follows:
•Buildings and structures        3 to 50 years
•Machinery and vehicles        2 to 20 years
•Tools, furniture and fixtures        2 to 20 years

Goodwill
Goodwill
Goodwill arising from business combinations is stated at its cost less accumulated impairment losses. Goodwill is not amortized. Goodwill is allocated to cash-generating units (CGUs) or groups of cash-generating units that represent the lowest level within the entity for which information about goodwill is available and monitored for internal management purposes and are not larger than an operating segment. Goodwill is only allocated to CGUs or groups of CGUs that are expected to benefit from synergies related to the business combination from which goodwill arose and the method of allocation depends on the facts and circumstances of the business combination. Goodwill is tested for impairment annually and whenever there is any indication of impairment. Impairment losses on goodwill are recognized in the consolidated statements of profit or loss and no subsequent reversal will be made.

Intangible Assets Associated with Products and Intangible Assets – Software
Intangible Assets Associated with Products
Amortization and impairment losses on intangible assets associated with products is separately stated in the consolidated statements of profit or loss because intangible assets associated with products have various comprehensive rights and contribute to our ability to sell, manufacture, research, market and distribute products, compounds and benefit multiple business functions.
Marketed Products
An intangible asset associated with a marketed product is amortized on a straight-line basis over the estimated useful life, which is based on expected patent life, and/or other factors depending on the expected economic benefits of the asset, ranging from 3 to 20 years, from marketing approval. These intangible assets are assessed for impairment if indicators of a potential impairment exist. An impairment is recorded if the carrying value exceeds the recoverable amount of the intangible assets. Intangible assets relating to marketed products of which Takeda recalls or ceases sales for any reason are written down to their recoverable amount. Amortization, impairment and reversal of impairment related to intangible assets associated with marketed products are included in amortization and impairment losses on intangible assets associated with products in the consolidated statements of profit or loss.
In-Process R&D
Takeda enters into collaboration and in-license agreements with third parties for products and compounds for R&D projects. Payments for collaboration agreements generally take the form of subsequent development milestone payments. Payments for in-license agreements generally take the form of up-front payments and subsequent development milestone payments. Up-front payments for in-license agreements are capitalized upon commencement of the in-license agreements, and development milestone payments are capitalized when the milestone is achieved.
These intangible assets relating to products in development that are not yet available for use are not amortized. These intangible assets are assessed for impairment on an annual basis, and more frequently if indicators of a potential impairment exist. An impairment is recorded if the carrying value exceeds the recoverable amount of the intangible assets. Intangible assets relating to in-process R&D which fail during development or for which development ceases for any reason are written down to their recoverable amount which is typically nil. Impairment and reversal of impairment related to intangible assets associated with in-process R&D are included in amortization and impairment losses on intangible assets associated with products in the consolidated statements of profit or loss.
If and when Takeda obtains approval for the commercial application of a product in development, the related in-process R&D assets will be reclassified to intangible assets associated with marketed products.
Intangible Assets – Software
Software is recognized at cost and amortized on a straight-line basis over the expected useful life. The useful life used for this purpose is 3 to 10 years. Amortization of intangible assets – software is included in cost of sales, selling, general and administrative expenses, and research and development expenses in the consolidated statements of profit or loss.

Leases
Leases
As Lessee
Takeda assesses whether a contract is or contains a lease at inception of a contract. As a lessee, Takeda recognizes a ROU asset and a corresponding lease liability for all contracts in which it is a lessee in the consolidated statements of financial position at the lease commencement date.
The ROU asset is initially measured at cost, being the initial amount of the lease liability adjusted, as applicable, for any lease payments made at or before the lease commencement date, lease incentives received, initial direct costs, and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, and subsequently measured at cost less any accumulated depreciation and impairment losses. The ROU asset is subsequently depreciated using the straight-line method over the shorter of the lease term or the estimated useful life of the underlying asset. The ROU asset is subject to impairment assessment.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if not readily determinable, the Takeda’s incremental borrowing rate.
Generally, Takeda uses its incremental borrowing rate as the discount rate. The lease term comprises a non-cancellable period of lease contracts and periods covered by an option to extend or terminate the lease if Takeda is reasonably certain to exercise that option. After initial recognition, the lease liability is measured at amortized cost using the effective interest method. If there is a change in future lease payments, such as from reassessment of whether an extension or termination option will be exercised, the lease liability is remeasured. A corresponding adjustment is made to the ROU asset or is recorded in the consolidated statements of profit or loss when the right-of-use asset has been fully depreciated.
Takeda has elected to apply recognition exemption for leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments for such leases are recognized as an expense on a straight-line basis over the lease term.
As a practical expedient, Takeda has elected not to separate non-lease components from lease components, and instead accounts for each lease component and any associated non-lease components as a single lease component.

Impairment of Non-Financial Assets
Impairment of Non-Financial Assets
Takeda assesses whether there is any indication of impairment for non-financial assets at the end of each reporting period, excluding inventories, deferred tax assets, assets held for sale, and net defined benefit assets. If any such indication exists, and in cases in which an impairment test is required to be performed each year, the recoverable amount of the asset is estimated. In cases the recoverable amount cannot be estimated for each asset, they are estimated at the cash-generating unit level. The recoverable amount of an asset or a cash-generating unit is determined at the higher of its fair value less costs of disposal and its value in use. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining the value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects the time value of money and the risks specific to the asset. If the carrying amount of the asset or cash-generating unit exceeds the recoverable amount, impairment loss is recognized in profit or loss and the carrying amount is reduced to the recoverable amount. An asset or a cash-generating unit other than goodwill, for which impairment losses were recognized in prior years, is assessed at the end of the reporting period to determine whether there is any indication that the impairment loss recognized in prior periods may no longer exist or may have decreased. If any such indication exists, the recoverable amount of the asset or cash-generating unit is estimated. In cases the recoverable amount exceeds the carrying amount of the asset or cash-generating unit, the impairment loss is reversed up to the lower of the estimated recoverable amount or the carrying amount, net of depreciation and amortization, that would have been determined if no impairment loss had been recognized in prior years. The reversal of impairment loss is immediately recognized in profit or loss.

Inventories
Inventories
Inventories are measured at the lower of cost or net realizable value. The cost of inventories is determined mainly using the weighted-average cost formula. The cost of inventories includes purchase costs, costs of conversion, and other costs incurred in bringing the inventories to the present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Pre-launch inventory is held as an asset when there is a high probability of regulatory approval for the product. Before that point, a provision is made against the carrying value to its recoverable amount. The provision is then reversed at the point when a high probability of regulatory approval is determined.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, demand deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash and subject to insignificant risk of change in value and due within three months from the date of acquisition.

Assets Held for Sale
Assets Held for Sale
An asset or disposal group for which the cash flows are expected to arise principally from sale rather than continuing use is classified as an asset held for sale when it is highly probable that the asset or disposal group will be sold within one year, the asset or disposal group is available for immediate sale in its present condition, and the management of Takeda is committed to the sale. In such cases, the asset held for sale is measured at the lower of its carrying amount and fair value less costs to sell.
Property, plant and equipment and intangible assets classified as held for sale are not depreciated or amortized. Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statements of financial position.

Post-employment Benefit
Post-employment Benefit
Takeda sponsors lump-sum payments on retirement, pensions and other plans such as post-retirement medical care as post-employment benefit plans. They are classified as defined benefit plans or defined contribution plans, depending on the characteristics of the plans.
Defined Benefit Plans
Takeda uses the projected unit credit method to determine the present value, the related current service cost, and the past service cost by each defined benefit obligation. The discount rate is determined by reference to market yields on high-quality corporate bonds at the end of the reporting period. The net defined benefit liabilities (assets) in the consolidated statements of financial position are calculated by deducting the fair value of the plan assets from the present value of the defined benefit obligations. If the defined benefit plan has a surplus, the net defined benefit asset is limited to the present value of any future economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan. Past service cost defined as the change in the present value of the defined benefit obligation resulting from a plan amendment or curtailment is recognized in profit or loss upon occurrence of the plan amendment or curtailment.
Remeasurement of net defined benefit plans is recognized in full in other comprehensive income and transferred to retained earnings in the period in which they are recognized.
Defined Contribution Plans
The costs for defined contribution plans are recognized as expenses when employees render related services.

Provisions
Provisions
Takeda recognizes rebates and return reserves if Takeda receives consideration from a customer and expects to refund some or all of that consideration to the customer. In addition, provisions are recognized when Takeda has present legal or constructive obligations as a result of past events, it is probable that outflows of resources embodying economic benefits will be required to settle the obligations and reliable estimates can be made of the amount of the obligations. Takeda’s provisions consist primarily of rebates and return reserves, as well as provisions for litigation and restructuring.

Financial Instruments
Financial Instruments
Takeda’s financial instruments include financial instruments related to lease contracts, trade and other receivables and payables, financial assets and liabilities associated with contingent consideration arrangements, derivative instruments, and rights and obligations under employee benefit plans, which are dealt with in specific accounting policies.

Financial Assets
Financial Assets
Initial Recognition and Measurement
Financial assets are recognized in the consolidated statements of financial position when Takeda becomes a party to the contract of the instruments. Financial assets, except for investments in debt instruments measured at fair value through profit or loss (“FVTPL”), are initially measured at fair value plus transaction costs that are directly attributable to the acquisition.
•Investments in debt instruments measured at amortized cost: Assets such as trade and other receivables that are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and whose contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding are measured at amortized cost. Trade receivables are initially recognized at their invoiced amounts, including any related sales taxes less adjustments for deductions such as impairment loss allowance and cash discounts.
•Investments in debt instruments measured at fair value through other comprehensive income (“FVTOCI”): Assets that are held within a business model objective whose objective is achieved by both collecting contractual cash flows and selling financial assets whose contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding are measured at FVTOCI.
•Investments in debt instruments measured at FVTPL: Assets that do not meet the criteria for amortized cost or FVTOCI are measured at FVTPL.
•Equity instruments measured at FVTOCI: On initial recognition, Takeda makes an irrevocable FVTOCI election (on an instrument-by-instrument basis) to present the subsequent changes in the fair value of equity instruments in other comprehensive income for certain equity instruments held for the long-term for strategic purposes. At the reporting date, Takeda designates all of its equity instruments as financial assets measured at FVTOCI.
Subsequent Measurement and Derecognition
Takeda derecognizes a financial asset only when the contractual right to receive the cash flows from the asset expires or when Takeda transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity.
•Investments in debt instruments measured at amortized cost: These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
•Investments in debt instruments measured at FVTOCI: These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses arising from changes in fair value are recognized in other comprehensive income. Upon derecognition of the investments, the gains and losses accumulated in other comprehensive income related to the investment is reclassified to profit or loss.
•Investments in debt instruments measured at FVTPL: These assets are subsequently measured at fair value, and a gain or loss on debt instruments that is subsequently measured at FVTPL is recognized in profit or loss.
•Equity instruments measured at FVTOCI: These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in other comprehensive income and are never reclassified to profit or loss. Upon derecognition of the investments, the amounts in other comprehensive income related to the investment is reclassified within equity to retained earnings.
Impairment
Loss allowances are established using an Expected Credit Loss (“ECL”) model. The provisions are based on a forward-looking ECL, which includes possible default events on the trade receivables over the entire holding period of the trade receivables. Takeda has elected to measure provisions for trade receivables, contract assets and lease receivables at an amount equal to lifetime ECL. Takeda uses a provisions matrix based on historical loss rates adjusted for forward-looking information to calculate ECL. These provisions represent the difference between the contractual amount of the trade receivables, the contract assets and the lease receivables in the consolidated statements of financial position and the estimated collectible net amount.
Financial Liabilities
Financial Liabilities
Initial Recognition and Measurement
Financial liabilities are recognized in the consolidated statements of financial position when Takeda becomes a party to the contract of financial instruments. Financial liabilities are classified, at initial recognition, as financial liabilities measured at FVTPL, bonds and loans, or payables.
Financial liabilities, except for those measured at FVTPL, are initially measured at fair value less transaction costs that are directly attributable to the issuance.
Subsequent Measurement
•Financial liabilities measured at FVTPL: Financial liabilities measured at FVTPL are subsequently measured at fair value, and any gains or losses arising on re-measurement are recognized in profit or loss. Financial liabilities measured at FVTPL include derivatives and financial liabilities associated with contingent consideration arrangements.
•Other financial liabilities, including bonds and loans: Other financial liabilities are measured at amortized cost mainly using the effective interest method.
Derecognition
Takeda derecognizes a financial liability only when the obligation specified in the contract is discharged, canceled, or expires. On derecognition of a financial liability, the difference between the carrying amount and the consideration paid or payable is recognized in profit or loss.
Derivatives
Derivatives
Takeda hedges the risks arising mainly from its exposure to fluctuations in foreign currency exchange rates and interest rates using derivatives such as forward exchange contracts, currency options, interest rate swaps, cross currency interest rate swaps and forward interest rate contracts. In addition, Takeda hedges the risks arising from its exposure to fluctuations in prices of renewable energy using forward contracts. Takeda does not enter into derivative transactions for trading or speculative purposes. Derivatives are measured at FVTPL unless the derivative contracts are designated as hedging instruments. The gains and losses on derivatives that are not designed as hedging instruments are recognized in profit or loss. The treatment of the change in fair value for derivatives designated as hedging instruments varies based on the type of hedge as described below.
Hedge Accounting
For foreign currency exposure as a result of translation risk, Takeda designates certain non-derivatives, such as foreign currency denominated bonds and loans and certain derivatives such as forward exchange contracts, as net investment hedges of foreign operations. For foreign currency exposure due to foreign currency denominated transactions, Takeda designates certain derivatives, such as forward exchange contracts, currency options and cross currency interest rate swaps, as cash flow hedges of forecasted transactions. For interest risk exposure, Takeda designates derivatives such as interest rate swaps, cross currency interest rate swaps and forward interest rate contracts, as cash flow hedges of forecasted transactions. Within the designation documentation at inception, Takeda documents the risk management objective, nature of the risk being hedged, and relationship between hedging instruments and hedged risk based on the strategy for undertaking the hedging relationships. At inception and on a quarterly basis, Takeda also assesses whether the hedging instruments are highly effective in offsetting changes in the hedged transactions or net investment.
•Cash flow hedges: the effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss. The cumulative gain or loss that was previously recognized in other comprehensive income is reclassified to profit or loss in the same period when the cash flows of the hedged items are recognized in profit or loss and in the same line item in the consolidated statements of profit or loss. The currency basis spread and the time value of the foreign currency options are accounted for and presented as hedging cost under other components of equity separately from cash flow hedges.
•Net investment hedges in foreign operations: the gain or loss on hedging instruments in foreign operation is recognized in other comprehensive income. At the time of disposal of the foreign operations, the cumulative gain or loss recognized in other comprehensive income is reclassified to profit or loss.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated or exercised, or when the hedge no longer qualifies for hedge accounting.
The cash flows of hedging instruments qualified for hedge accounting are classified in the same manner as the cash flows of the hedged items.

Transaction costs of financial liabilities
Transaction costs of financial liabilities
Transaction costs relating to the financial liabilities of debt issued are recorded against the corresponding debt and amortized to the consolidated statements of profit or loss over the period to the earliest redemption date of the debt, using the effective interest rate method. On extinguishment of the related debt, any unamortized deferred transaction costs are written off and charged to interest expense in the consolidated statements of profit or loss.

Share-based Payments
Share-based Payments
Takeda has implemented share-based payment programs and provides equity and cash-settled share-based payments.
Equity-settled Share-based Payments
Equity-settled share-based payments are granted based on the service performed by the employees, directors, and senior management. The service received and the corresponding increase in equity are measured at the fair value of the equity instruments at the grant date. The fair value of the equity instruments granted to employees, directors, and senior management are recognized as expense over the vesting period of the awards with a corresponding amount as an increase in equity.
Cash-settled Share-based Payments
Cash-settled share-based payments are granted based on the service performed by the employees, directors, and senior management. The service received and the corresponding liability are measured at the fair value of the corresponding liability. The fair value of the liability-classified awards granted to employees, directors, and senior management are recognized as expense over the vesting period of the awards with a corresponding amount as an increase in liability. Takeda re-measures the fair value of the liability at the end of each reporting period and at the date of settlement and recognizes any changes in fair value in profit or loss.

Ordinary Shares	Ordinary Shares Proceeds from the issuance of ordinary shares by Takeda are included in share capital and share premium.
Treasury Shares
Treasury Shares
When Takeda acquires treasury shares, the consideration paid is recognized as a deduction from equity. When Takeda sells the treasury shares, the difference between the carrying amount and the consideration received is recognized in share premium.